Commitments and Contingencies - Schedule of Accrual For Product Warranties (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning Balance	$ 2,645	$ 3,496	$ 3,989	$ 3,454
Accrued for current year warranty claims	4,722	3,614	10,185	11,251
Settlement of warranty claims	(3,373)	(3,121)	(10,180)	(10,716)
Ending Balance	$ 3,994	$ 3,989	$ 3,994	$ 3,989